Stockholders’ Equity/(Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity/(Deficit) [Abstract]
Schedule of Outstanding Prepaid Warrants and Common Warrants

The following sets forth the outstanding prepaid warrants and common warrants as of September 30, 2025:

	Prepaid Warrants	Common Warrants
Balance December 31, 2024	193,599	19,110
Exercise of Warrants in Exchange for Common Stock	(153,599)	(19,110)
Exercise of Warrants in Exchange for Series B Preferred Stock	(51,393)	—
Warrants Issued with Series B Preferred Stock	16,393	—
Balance September 30, 2025	5,000	—

Schedule of Outstanding ISOs and Related Activity

The following sets forth the outstanding ISOs and related activity for the nine months ended September 30, 2025:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	300	$3,157.80	0.86	$0.00
Exercisable at December 31, 2024	300	$3,157.80	0.86	$0.00
Forfeited	(179)	$3,157.80
Outstanding at September 30, 2025	120	$3,157.80	0.93	$0.00
Exercisable at September 30, 2025	120	$3,157.80	0.93	$0.00
Remaining unvested at September 30, 2025	—	$—

The following sets forth the outstanding ISOs and related activity for the years ended December 31, 2024 and 2023:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	406	$3,157.80	2.82	$0.00
Forfeited	(98)	$3,157.80
Outstanding at December 31, 2023	308	$3,157.80	1.86	$0.00
Exercisable at December 31, 2023	308	$3,157.80	1.86	$0.00
Forfeited	(8)	$3,157.80
Outstanding at December 31, 2024	300	$3,157.80	0.86	$0.00
Exercisable at December 31, 2024	300	$3,157.80	0.86	$0.00
Remaining unvested at December 31, 2024	—	$3,157.80

Schedule of RSU Activity

The following table summarizes the RSU activity for the nine months ended September 30, 2025 and 2024:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Vested and Outstanding at December 31, 2024	12,271	$218.60
Granted	127,750	$24.80
Settled	(140,021)	$42.00
Forfeited/Canceled/Expired	—	$—
Vested and Outstanding at September 30, 2025	—	$—

The following table summarizes the RSU activity for the years ended December 31, 2024 and 2023:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2022	5,286	$3,157.80
Granted	700	$3,157.80
Forfeited/Canceled/Expired	(139)	$3,157.80
Unvested and Outstanding at December 31, 2023	5,847	$3,157.80
Granted	11,726	$80.00
Forfeited/Canceled/Expired	(5,294)	$3,157.80
Vested and Outstanding at December 31, 2024	12,279	$218.60

Schedule of Share-Based Payment Arrangement, Expensed and Capitalized, Amount

The following table presents stock-based compensation expense included in the condensed consolidates statements of operations related to RSUs issued under the 2024 Plan:

	For the Nine Months Ended September 30,
	2025	2024
Cost of Sales	$121,107	$—
Sales and Marketing	647,295	—
General and Administrative	2,282,261	—
Total Share-based Compensation	$3,050,663	$—

The following table presents stock-based compensation expense included in the consolidated statements of operations related to ISOs issued under the 2019 Plan:

	For the Twelve Months Ended December 31,
	2024	2023
Cost of Sales	$—	$—
Sales and Marketing	—	—
General and Administrative	—	18,595
Total Share-based Compensation	$—	$18,595

Schedule of Valuation Assumptions	The assumptions used in the Black-Scholes option pricing model for the Contingent Legacy Shareholder Warrants were as follows:
Weighted Average Expected Volatility	70%
Expected Dividends	—%
Weighted Average Expected Term (in years)	5
Risk-Free Interest Rate	4.22%
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%
During nine months ended September 30, 2025 and the year ended December 31, 2024, the assumptions used in the Black-Scholes option pricing model were as follows:
	For the Nine Months Ended September 30, 2025	For the Year Ended December 31, 2024
Weighted Average Expected Volatility	70%	70%
Expected Dividends	—%	—%
Weighted Average Expected Term (in years)	5	5
Risk-Free Interest Rate	3.88% – 4.66%	4.22%
The assumptions used in the Black-Scholes option pricing model for the Contingent Legacy Shareholder Warrants were as follows:
	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%
	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—

Schedule of Outstanding Prepaid Warrants and Common Warrants

The following sets forth the outstanding prepaid warrants and common warrants for the years ended December 31, 2024 and 2023:

	Prepaid Warrants	Common Warrants
Balance December 31, 2022	—	—
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes	25,369
Balance December 31, 2023	25,369	—
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes	27,346	—
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock	140,814	—
Exercise of Prepaid Warrants in Exchange for Common Stock	(34,930)	—
Issuance of Prepaid Warrants for Common Stock	35,000	—
November 25, 2024 Private Placement of Common Warrants	—	19,110
Balance December 31, 2024	193,599	19,110

Schedule of Equity-Based (Non-Cash) Compensation

The following summarizes the Company’s operations by segment. There were no IP Strategy Segment activities prior to the nine months ended September 30, 2025.

	Nine Months Ended September 30,
	2025	2024
Heritage Distilling Segment
Revenue(a)	$3,494,262	$5,309,907
Cost of Revenue	3,018,488	3,523,831
Gross Profit	475,774	1,786,076

IP Strategy Segment
Revenue(b)	1,908,544	—
Cost of Revenue	53,342	—
Gross Profit	1,855,202	—

Total Revenue	5,402,806	5,309,907
Cost of Revenue	3,071,830	3,523,831
Gross Profit	$2,330,976	$1,786,076

(a)      Represented as Product Sales and Distillery Services in the condensed consolidated statement of operations.

(b)      Represented as Crypto and Related Revenue in the condensed consolidated statement of operations.

The Company recorded equity-based (non-cash) compensation for employees (personnel) and consultants for the years ended December 31, 2024 and 2023 as follows:
	Years Ended December 31,
	2024	2023
Production/Cost of Sales	$178,140	$—
Sales and Marketing	729,592	—
General and Administrative	2,414,097	6,028
Subtotal Employee Compensation	3,321,829	6,028
Professional Fees (General and Administrative)	1,570,281	12,566
Total Non-Cash Share-Based Compensation	$4,892,110	$18,594